Share-Based Compensation - Summary of Share Units (Performance Share Units) (Detail) - Performance Share Units [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,162,536	1,162,536
Granted, Number | shares	148,813	148,813
Number Of Equity Instruments Granted In Lieu Of Dividends | shares	10,861	10,861
Vested, Number | shares	(841,470)	(841,470)
Forfeited, Number | shares	(86,478)	(86,478)
Ending Balance, Number | shares	394,262	394,262
Opening Balance, Weighted average grant | $ / shares	$ 9.58
Granted, Weighted average grant | $ / shares	12.85
In lieu of dividends , Weighted average grant | $ / shares	12.61
Vested, Weighted average grant | $ / shares	11.24
Forfeited, Weighted average grant | $ / shares	7.97
Ending Balance, Weighted average grant | $ / shares	$ 7.71
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	351,626	351,626
Granted, Number | shares	333,796	333,796
Number Of Equity Instruments Granted In Lieu Of Dividends | shares	6,325	6,325
Vested, Number | shares	0	0
Forfeited, Number | shares	0	0
Ending Balance, Number | shares	691,747	691,747
Opening Balance, Weighted average grant | $ / shares		$ 6.18
Granted, Weighted average grant | $ / shares		10.41
In lieu of dividends , Weighted average grant | $ / shares		9.79
Vested, Weighted average grant | $ / shares		0
Forfeited, Weighted average grant | $ / shares		0
Ending Balance, Weighted average grant | $ / shares		$ 8.25